Income Taxes - Principal Components Of The Company's Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Capitalized research & experimental expenditures	$ 7,158	$ 0
Accruals not yet tax deductible	615	2,379
Stock compensation	524	67
Net operating loss and credit carryforwards	0	1
UNICAP	1	11
Amortization, book in excess of tax	946	258
Lease liability	733	812
Other	0	346
Deferred tax assets before valuation allowance	9,977	3,874
Less: Valuation allowance	(8,312)	(915)
Total deferred tax assets	1,665	2,959
Deferred tax liabilities:
Depreciation, tax in excess of book	(620)	(2,283)
Amortization, tax in excess of book	(349)	0
Right-of-use asset	(711)	(790)
Total deferred liabilities	(1,680)	(3,073)
Net deferred tax liability	$ (15)	$ (114)